Prudential Day One 2025 Fund
Schedule of Investments (unaudited) as of October 31, 2019
Description	Shares	Value
Long-Term Investments 93.0%
Affiliated Mutual Funds
PGIM Core Conservative Bond Fund (Class R6)	469,312	$ 4,824,527
PGIM Global Real Estate Fund (Class R6)	116,860	3,206,639
PGIM Jennison Small-Cap Core Equity Fund (Class R6)	46,011	527,746
PGIM QMA Commodity Strategies Fund (Class R6)	276,371	2,647,633
PGIM QMA International Developed Markets Index Fund (Class R6)	392,736	4,775,670
PGIM QMA Large-Cap Core Equity Fund (Class R6)	644,432	10,104,696
PGIM QMA Mid-Cap Core Equity Fund (Class R6)	95,996	1,055,960
PGIM QMA US Broad Market Index Fund (Class R6)	343,764	4,778,321
PGIM TIPS Fund (Class R6)	1,077,069	10,695,291
PGIM Total Return Bond Fund (Class R6)	464,529	6,977,228

Total Long-Term Investments (cost $46,841,080)		49,593,711

Short-Term Investment 7.0%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $3,749,007)	3,749,007	3,749,007

TOTAL INVESTMENTS 100.0% (cost $50,590,087)(w)		53,342,718
Other assets in excess of liabilities 0.0%		24,159

Net Assets 100.0%		$ 53,366,877

(w)	PGIM Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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Prudential Day One Funds